Vessel Revenue and Voyage Expenses, Voyage Expenses from Spot and Time Charters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation by Revenue Source [Abstract]
Voyage expenses	$ 4,293	$ 16,469	$ 18,567
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Voyage expenses	0	13,465	17,099
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Voyage expenses	$ 4,293	$ 3,004	$ 1,468